Semiannual Report - Financial Statements

                    T. ROWE PRICE



                                   PERSONAL STRATEGY
                                   INCOME FUND

                                   NOVEMBER 30, 2001

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                            6 Months           Year
                               Ended          Ended
                            11/30/01        5/31/01       5/31/00       5/31/99      5/31/98     5/31/97
  NET ASSET VALUE
  Beginning of period       $  13.14       $  13.00      $  13.35      $  13.13      $ 11.98     $ 11.85
                            ............................................................................
  Investment activities
   Net investment
   income (loss)                0.23*          0.52*         0.54*         0.51*        0.50*       0.51*
   Net realized and
   unrealized gain (loss)      (0.27)          0.31          0.02          0.31         1.43        1.10
                            ............................................................................
   Total from
    investment activities      (0.04)          0.83          0.56          0.82         1.93        1.61
                            ............................................................................
  Distributions
   Net investment income       (0.24)         (0.53)        (0.54)        (0.50)       (0.50)      (0.50)
   Net realized gain               -          (0.16)        (0.37)        (0.10)       (0.28)      (0.98)
                            ............................................................................
   Total distributions         (0.24)         (0.69)        (0.91)        (0.60)       (0.78)      (1.48)
                            ............................................................................

  NET ASSET VALUE
  End of period             $  12.86       $  13.14      $  13.00      $  13.35      $ 13.13     $ 11.98
                            ============================================================================

  Ratios/Supplemental Data

  Total return(o)              (0.25)%*        6.54%*        4.39%*        6.43%*      16.61%*     14.70%*
  ......................................................................................................
  Ratio of total expenses
  to average net assets         0.90%+*        0.90%*        0.90%*        0.90%*       0.95%*      0.95%*
  ......................................................................................................
  Ratio of net investment
  income (loss) to average
  net assets                    3.51%+*        4.04%*        4.06%*        3.91%*       4.13%*      4.38%*
  ......................................................................................................
  Portfolio turnover rate      101.5%+         79.8%         45.4%         48.9%        30.9%       44.8%
  ......................................................................................................
  Net assets, end of period
  (in thousands)            $250,617       $246,144      $198,885      $208,208      $85,898     $44,368
  ......................................................................................................

(o) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/02 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.

+   Annualized

The accompanying notes are an integral part of these financial statements.

     2
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Unaudited                                                    Novmeber 30, 2001

PORTFOLIO OF INVESTMENTS                              Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS, RIGHTS AND WARRANTS  39.8%

FINANCIAL  7.8%

Bank and Trust  2.8%
ABN AMRO (EUR)                                             4,919     $      80
 ..............................................................................
Allianz (EUR)                                                851           201
 ..............................................................................
Allied Irish Banks (EUR)                                  13,051           137
 ..............................................................................
Australia & New Zealand Banking (AUD)                      8,100            71
 ..............................................................................
Australia & New Zealand Banking ADR                        2,500           110
 ..............................................................................
Banca Pop Comm E Ind (EUR)                                 2,344            21
 ..............................................................................
Banca Popolare di Milano (EUR)                             1,900             7
 ..............................................................................
Banco Bradesco ADR (ss)                                    3,752            17
 ..............................................................................
Banco Santander Central Hispano (EUR)                     24,013           205
 ..............................................................................
Banco Santiago ADR                                         8,200           181
 ..............................................................................
Bank of America                                           16,900         1,037
 ..............................................................................
Bank of New York                                           5,500           216
 ..............................................................................
Bank One                                                  16,200           607
 ..............................................................................
Bankgesellschaft Berlin (EUR) *                            5,800            14
 ..............................................................................
BBVA Banco Frances ADR                                     2,735            20
 ..............................................................................
BNP Paribas (EUR)                                          1,824           160
 ..............................................................................
Chittenden                                                 6,000           155
 ..............................................................................
Citizens Banking                                           3,900           125
 ..............................................................................
Commonwealth Bank of Australia (AUD)                      10,300           153
 ..............................................................................
DBS (SGD)                                                 11,978            75
 ..............................................................................
Depfa Dt Pfander (EUR)                                     1,023            59
 ..............................................................................
Deutsche Bank (EUR)                                        2,663           172
 ..............................................................................
Dexia (EUR)                                                2,042            29
 ..............................................................................
Downey Financial                                           1,500            54
 ..............................................................................
Fifth Third Bancorp                                        5,400           324
 ..............................................................................
First Bell Bancorp                                           100             1
 ..............................................................................
First Mariner Bancorp *                                      100             1
 ..............................................................................
Frankfort First Bancorp                                      300             5
 ..............................................................................
Glacier Bancorp(ss)                                        2,010            38
 ..............................................................................
Intesa BCI (EUR)                                          79,657           194
 ..............................................................................
KBC (EUR)                                                  2,000            61
 ..............................................................................
Mellon Financial                                          18,600           695
 ..............................................................................
Northern Trust                                             1,600            93
 ..............................................................................


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Overseas Chinese Banking (SGD)                            13,400     $      78
 ..............................................................................
Provident Bankshares                                       2,600            60
 ..............................................................................
Royal Bank of Scotland (GBP)                              15,441           358
 ..............................................................................
Societe Generale (EUR)                                       594            32
 ..............................................................................
Southwest Bancorp *                                        3,700           101
 ..............................................................................
State Street                                               6,800           356
 ..............................................................................
Sumitomo Mitsui Bank (JPY)                                16,000            87
 ..............................................................................
Svenska Handelsbanken (SEK)                                7,330            98
 ..............................................................................
UniCredito Italiano (EUR)                                 31,473           119
 ..............................................................................
Valley National Bancorp (ss)                               4,045           128
 ..............................................................................
Wells Fargo                                                5,100           218
 ..............................................................................
WestAmerica (ss)                                           3,600           140
 ..............................................................................
Yasuda Trust & Banking (JPY) *                           128,000            50
 ..............................................................................
                                                                         7,143
                                                                     .........
Insurance  2.2%
ACE                                                        9,500           362
 ..............................................................................
Aegon (EUR)                                                3,512            94
 ..............................................................................
American International                                    10,617           875
 ..............................................................................
AMP (AUD)                                                  6,800            67
 ..............................................................................
Brown and Brown(ss)                                        5,200           151
 ..............................................................................
Harleysville                                               1,900            46
 ..............................................................................
Hartford Financial Services                                3,800           225
 ..............................................................................
Helvetia Patria (CHF)                                        448            71
 ..............................................................................
Horace Mann Educators                                      6,700           129
 ..............................................................................
Istituto Nazionale delle Assicurazioni (EUR) *            26,482            48
 ..............................................................................
London Pacific ADR                                         2,300             7
 ..............................................................................
Markel *                                                     300            55
 ..............................................................................
Marsh & McLennan                                           3,400           364
 ..............................................................................
Ohio Casualty *                                            2,400            36
 ..............................................................................
PartnerRe(ss)                                              2,400           124
 ..............................................................................
Progressive                                                1,400           205
 ..............................................................................
SAFECO                                                    10,200           328
 ..............................................................................
Selective Insurance                                          700            16
 ..............................................................................
Societa Assic (EUR)                                        1,755            24
 ..............................................................................
St. Paul Companies                                        11,800           556
 ..............................................................................
Swiss Re (CHF)                                             2,560           259
 ..............................................................................
UNUMProvident                                             24,800           640
 ..............................................................................
W. R. Berkley                                              2,300           123
 ..............................................................................
XL Capital (Class A)                                       8,300           772
 ..............................................................................
                                                                         5,577
                                                                     .........

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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Financial Services  2.7%
American Express                                          22,100     $     727
 ..............................................................................
AXA (EUR)                                                  5,904           129
 ..............................................................................
Capital One Financial                                      2,400           120
 ..............................................................................
Charles Schwab                                             4,400            63
 ..............................................................................
Citigroup                                                 25,890         1,240
 ..............................................................................
Fannie Mae                                                15,600         1,226
 ..............................................................................
Franklin Resources                                           900            32
 ..............................................................................
Freddie Mac                                               15,900         1,052
 ..............................................................................
GIMV (EUR)                                                 1,600            42
 ..............................................................................
Goldman Sachs                                              1,500           133
 ..............................................................................
HBOS (GBP)                                                53,477           629
 ..............................................................................
HSBC (GBP)                                                47,632           574
 ..............................................................................
ING Groep (EUR)                                            8,584           225
 ..............................................................................
ITLA Capital *                                             1,700            32
 ..............................................................................
Jyske Bank (DKK) *                                           317             7
 ..............................................................................
Merrill Lynch                                              1,300            65
 ..............................................................................
Morgan Stanley Dean Witter                                 4,500           250
 ..............................................................................
Pearson (GBP)                                              5,418            64
 ..............................................................................
Prudential (GBP)                                          11,664           127
 ..............................................................................
                                                                         6,737
                                                                     .........
Banking  0.1%
Banco Comercial Portugues (EUR)                           21,142            87
 ..............................................................................
Unibanco GDR                                               4,500            89
 ..............................................................................
                                                                           176
                                                                     .........
Total Financial                                                         19,633
                                                                     .........

UTILITIES  2.6%

Telephone  1.7%
AirGate PCS *(ss)                                            400            21
 ..............................................................................
AT&T                                                      12,975           227
 ..............................................................................
BellSouth                                                  5,500           212
 ..............................................................................
KDDI (JPY)                                                    17            43
 ..............................................................................
KPN (EUR) *                                                3,118            14
 ..............................................................................
KPN, Rights (EUR) *                                        3,118             0
 ..............................................................................
Portugal Telecom (EUR)                                     7,672            58
 ..............................................................................
Rural Cellular (Class A) *(ss)                               300             7
 ..............................................................................


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
SBC Communications                                        10,500     $     392
 ..............................................................................
Sprint                                                    27,800           606
 ..............................................................................
Sprint PCS *(ss)                                          13,500           337
 ..............................................................................
Swisscom (CHF)                                               301            82
 ..............................................................................
TDC A/S (DKK)                                              2,048            71
 ..............................................................................
Telebras ADR(ss)                                           2,800            98
 ..............................................................................
Telecom Corp. of New Zealand (NZD)                        17,000            36
 ..............................................................................
Telecom Corp. of New Zealand ADR (ss)                        600            10
 ..............................................................................
Telecom Italia (Ordinary shares) (EUR)                    13,600           116
 ..............................................................................
Telecom Italia Mobile (EUR)                               39,945           226
 ..............................................................................
Telefonica ADR                                             6,572           262
 ..............................................................................
Telefonos de Mexico (Telmex) (Class L) ADR                 7,600           255
 ..............................................................................
Vodafone (GBP)                                            22,485            58
 ..............................................................................
Vodafone ADR (ss)                                         43,150         1,093
 ..............................................................................
Western Wireless *                                         1,000            25
 ..............................................................................
WorldCom *                                                 1,400            20
 ..............................................................................
                                                                         4,269
                                                                     .........
Electric Utilities  0.8%
Calpine *                                                    500            11
 ..............................................................................
Cleco (ss)                                                 8,400           168
 ..............................................................................
Electrobras ADR                                           12,000            74
 ..............................................................................
Exelon                                                     8,687           388
 ..............................................................................
FirstEnergy                                               13,919           470
 ..............................................................................
Hong Kong Electric (HKD)                                  19,000            70
 ..............................................................................
Iberdrola (EUR)                                           18,712           240
 ..............................................................................
Powergen (GBP)                                            13,206           140
 ..............................................................................
Saipem (EUR)                                               4,930            22
 ..............................................................................
Scottish & Southern Energy (GBP)                          14,662           129
 ..............................................................................
Shikoku Electric Power (JPY)                               2,600            40
 ..............................................................................
TXU                                                        5,700           257
 ..............................................................................
Unisource Energy(ss)                                         900            15
 ..............................................................................
                                                                         2,024
                                                                     .........
Water Utilities  0.1%
Suez (EUR)                                                 3,649           110
 ..............................................................................
                                                                           110
                                                                     .........
Total Utilities                                                          6,403
                                                                     .........

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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
CONSUMER NONDURABLES  7.8%

Cosmetics  0.3%
Chattem *(ss)                                              2,100     $      31
 ..............................................................................
International Flavors & Fragrances                        18,800           576
 ..............................................................................
Kao (JPY)                                                  3,000            64
 ..............................................................................
                                                                           671
                                                                     .........
Beverages  0.5%
Allied Domecq (GBP)                                       15,365            83
 ..............................................................................
Anheuser-Busch                                             6,600           284
 ..............................................................................
Carlsberg (DKK)                                              407            17
 ..............................................................................
Coca-Cola                                                  6,300           296
 ..............................................................................
Diageo ADR                                                 2,850           124
 ..............................................................................
Femsa UBD Units (Represents 1 Series B
    and 4 Series D shares) (MXN)                          30,400           102
 ..............................................................................
PepsiCo                                                    9,420           458
 ..............................................................................
                                                                         1,364
                                                                     .........
Food Processing  0.8%
American Italian Pasta *                                   1,000            37
 ..............................................................................
Campbell                                                  11,100           325
 ..............................................................................
Carrefour (EUR)                                            6,014           312
 ..............................................................................
Casino Guichard-Perrachon (EUR)                            1,011            80
 ..............................................................................
G.I.B. (EUR)                                               1,900            84
 ..............................................................................
General Mills                                             11,620           573
 ..............................................................................
Hershey Foods                                                500            33
 ..............................................................................
International Multifoods                                   3,700            84
 ..............................................................................
Nestle (CHF)                                               1,526           316
 ..............................................................................
Seneca Foods (Class A) *                                     800            11
 ..............................................................................
Seneca Foods (Class B) *                                     700             9
 ..............................................................................
Unilever                                                   3,217           183
 ..............................................................................
                                                                         2,047
                                                                     .........
Hospital Supplies/Hospital Management  0.8%
Abbott Laboratories                                        6,600           363
 ..............................................................................
Airgas *                                                   3,800            57
 ..............................................................................
AmerisourceBergen                                            800            47
 ..............................................................................
Baxter                                                     5,800           302
 ..............................................................................
Cephalon *(ss)                                             1,481           108
 ..............................................................................
Disetronic (CHF)                                             116            82
 ..............................................................................


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Guidant *                                                  2,800     $     137
 ..............................................................................
HCA-Healthcare                                             4,100           159
 ..............................................................................
Hooper Holmes(ss)                                          6,200            47
 ..............................................................................
Lincare *                                                  3,000            89
 ..............................................................................
Medtronic                                                  1,400            66
 ..............................................................................
Mentor(ss)                                                   700            20
 ..............................................................................
Nobel Biocare (SEK)                                          368            15
 ..............................................................................
Pall                                                      17,000           391
 ..............................................................................
Renal Care *                                               1,550            50
 ..............................................................................
Steris *                                                   2,200            43
 ..............................................................................
Tecan (CHF)                                                1,026            62
 ..............................................................................
Tenet Healthcare *                                         1,000            60
 ..............................................................................
Unilab *                                                     600            12
 ..............................................................................
                                                                         2,110
                                                                     .........
Pharmaceuticals  3.2%
Allergan                                                   3,100           234
 ..............................................................................
American Home Products                                    27,660         1,662
 ..............................................................................
Amgen *                                                    3,000           199
 ..............................................................................
AstraZeneca (GBP)                                          4,203           188
 ..............................................................................
Biovail *                                                  1,400            77
 ..............................................................................
Eisai (JPY)                                                4,000            98
 ..............................................................................
Eli Lilly                                                  1,000            83
 ..............................................................................
Forest Laboratories *                                      1,300            92
 ..............................................................................
Genentech *                                                1,900           109
 ..............................................................................
GlaxoSmithKline (GBP)                                     11,311           284
 ..............................................................................
GlaxoSmithKline ADR                                        6,500           330
 ..............................................................................
IDEC Pharmaceuticals *                                     1,800           127
 ..............................................................................
Incyte Genomics *                                            600            11
 ..............................................................................
Johnson & Johnson                                         10,700           623
 ..............................................................................
King Pharmaceuticals *                                     2,866           114
 ..............................................................................
Kyorin Pharmaceuticals (JPY)                               1,500            41
 ..............................................................................
Medicines *(ss)                                              800             9
 ..............................................................................
MedImmune *                                                5,500           243
 ..............................................................................
Novartis (CHF)                                            15,031           530
 ..............................................................................
Noven Pharmaceuticals *                                    2,700            42
 ..............................................................................
Novo Nordisk (DKK)                                         1,025            40
 ..............................................................................
NPS Pharmaceuticals *(ss)                                  1,000            39
 ..............................................................................
OSI Pharmaceuticals *(ss)                                     600            29
 ..............................................................................


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Pfizer                                                    30,025     $   1,300
 ..............................................................................
Pharmacia                                                  3,926           174
 ..............................................................................
Regeneron Pharmaceuticals *(ss)                              400            11
 ..............................................................................
Schering-Plough                                           25,000           893
 ..............................................................................
Schwarz Pharma (EUR)                                       1,330            34
 ..............................................................................
Shire Pharmaceuticals (GBP) *                              5,749            68
 ..............................................................................
Takeda Chemical Industries (JPY)                           5,000           228
 ..............................................................................
Triangle Pharmaceuticals *(ss)                             2,400             9
 ..............................................................................
Trimeris *                                                   300            11
 ..............................................................................
Vertex Pharmaceuticals *                                     596            15
 ..............................................................................
                                                                         7,947
                                                                     .........
Biotechnology  0.1%
Abgenix *(ss)                                                200             7
 ..............................................................................
Alkermes *(ss)                                             1,900            46
 ..............................................................................
COR Therapeutics *(ss)                                       900            19
 ..............................................................................
Cubist Pharmaceuticals *(ss)                                 400            14
 ..............................................................................
CV Therapeutics *(ss)                                        400            22
 ..............................................................................
Deltagen *(ss)                                               900             8
 ..............................................................................
Edwards Lifesciences *                                     2,000            50
 ..............................................................................
Exelixis *(ss)                                               100             2
 ..............................................................................
Gilead Sciences *                                            200            14
 ..............................................................................
Guilford Pharmaceuticals *                                   200             3
 ..............................................................................
Inhale Therapeutic Systems *(ss)                           1,200            20
 ..............................................................................
Lion Bioscience (EUR) *                                    1,330            24
 ..............................................................................
Neose Technologies *(ss)                                     100             3
 ..............................................................................
Neurocrine Biosciences *(ss)                               1,000            48
 ..............................................................................
QIAGEN (EUR) *                                               451             9
 ..............................................................................
Serologicals *                                             1,400            29
 ..............................................................................
Telik *                                                      300             4
 ..............................................................................
Versicor *                                                 1,100            17
 ..............................................................................
ViroPharma *(ss)                                             400             9
 ..............................................................................
                                                                           348
                                                                     .........
Health Care Services  0.6%
AmeriPath *(ss)                                            2,500            72
 ..............................................................................
AMN Healthcare Services *(ss)                                200             5
 ..............................................................................
Cross Country *(ss)                                          900            23
 ..............................................................................
Henry Schein *                                               200             8
 ..............................................................................
Laboratory Corporation of America *(ss)                    1,300           100
 ..............................................................................


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Orthodontic Centers of America *(ss)                       1,400     $      40
 ..............................................................................
UnitedHealth                                              10,500           750
 ..............................................................................
Wellpoint Health Networks *(ss)                            3,600           425
 ..............................................................................
Wilson Greatbatch Technologies *                           1,700            48
 ..............................................................................
                                                                         1,471
                                                                     .........
Miscellaneous Consumer Products  1.5%
Bridgestone (JPY)                                          4,000            44
 ..............................................................................
Brunswick                                                  1,400            28
 ..............................................................................
Colgate-Palmolive                                          9,700           566
 ..............................................................................
Culp                                                         100             0
 ..............................................................................
Dan River *                                                4,600             3
 ..............................................................................
Electrolux (Class B) (SEK)                                 3,621            52
 ..............................................................................
J. Sainsbury (GBP)                                        36,553           188
 ..............................................................................
Lion Nathan (NZD)                                         31,000            72
 ..............................................................................
Newell Rubbermaid                                         15,600           400
 ..............................................................................
Philip Morris                                             26,950         1,271
 ..............................................................................
Philips Electronics ADR                                    4,778           129
 ..............................................................................
Pioneer Electronic (JPY)                                   6,000           145
 ..............................................................................
QuikSilver *                                               1,200            17
 ..............................................................................
Reebok *                                                     700            16
 ..............................................................................
Sola International *                                       3,000            54
 ..............................................................................
Stride Rite(ss)                                            5,500            37
 ..............................................................................
Unifi *(ss)                                                2,100            14
 ..............................................................................
UST                                                       14,800           531
 ..............................................................................
Yue Yuen Industrial (HKD)                                 54,000           105
 ..............................................................................
                                                                         3,672
                                                                     .........
Total Consumer Nondurables                                              19,630
                                                                     .........

CONSUMER SERVICES  3.9%

Restaurants  0.1%
Applebee's(ss)                                             2,100            70
 ..............................................................................
BUCA *(ss)                                                 3,200            47
 ..............................................................................
Ruby Tuesday                                               3,500            68
 ..............................................................................
                                                                           185
                                                                     .........
General Merchandisers  0.5%
Bon-Ton Stores *                                             800             2
 ..............................................................................
Casey's General Stores                                     8,800           123
 ..............................................................................


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


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
                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Columbia Sportswear *                                      1,399     $      45
 ..............................................................................
Neiman Marcus *(ss)                                        2,600            76
 ..............................................................................
Target                                                     7,700           289
 ..............................................................................
Tesco (GBP)                                               25,995            89
 ..............................................................................
Valora (CHF)                                                 200            32
 ..............................................................................
Wal-Mart                                                   6,600           364
 ..............................................................................
Wal-Mart de Mexico (MXN)                                  57,300           138
 ..............................................................................
                                                                         1,158
                                                                     .........
Specialty Merchandisers  1.0%
Adidas-Salomon (EUR)                                         712            45
 ..............................................................................
Best Buy *                                                 1,200            86
 ..............................................................................
Christian Dior (EUR)                                       2,643            81
 ..............................................................................
Christopher & Banks *                                        900            34
 ..............................................................................
Home Depot                                                 8,000           373
 ..............................................................................
Kroger *                                                   7,200           182
 ..............................................................................
Linens 'n Things *                                         1,900            46
 ..............................................................................
Netegrity *(ss)                                            2,400            40
 ..............................................................................
Nordstrom                                                 19,400           367
 ..............................................................................
O' Charley's *(ss)                                         3,900            75
 ..............................................................................
Omron (JPY)                                                3,000            41
 ..............................................................................
Safeway *                                                  5,100           227
 ..............................................................................
Sonae (EUR)                                               75,388            52
 ..............................................................................
Stein Mart *                                               1,600            13
 ..............................................................................
Toys "R" Us *                                             22,400           482
 ..............................................................................
Tupperware                                                16,000           315
 ..............................................................................
Ultimate Electronics *(ss)                                   700            18
 ..............................................................................
Urban Outfitters *                                         1,800            34
 ..............................................................................
Walgreen                                                   2,000            66
 ..............................................................................
Wild Oats Markets *                                        1,400            13
 ..............................................................................
                                                                         2,590
                                                                     .........
Entertainment and Leisure  0.6%
Avex (JPY)                                                 2,000            63
 ..............................................................................
CEC Entertainment *                                          500            19
 ..............................................................................
Disney                                                    22,500           461
 ..............................................................................
Enix (JPY)                                                 4,000            76
 ..............................................................................
Hutchison Whampoa (HKD)                                   40,300           371
 ..............................................................................
Reader's Digest (Class A)                                 20,300           457
 ..............................................................................
Sonic *                                                    1,150            37
 ..............................................................................
                                                                         1,484
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Media and Communications  1.6%
America Movil (Series L) ADR                               8,600     $     149
 ..............................................................................
American Tower Systems (Class A) *(ss)                       100             1
 ..............................................................................
AOL Time Warner *                                         18,900           660
 ..............................................................................
Arn Mondadori Edit (EUR)                                   2,316            15
 ..............................................................................
Asatsu (JPY)                                               3,000            63
 ..............................................................................
Clear Channel Communications *                             7,300           341
 ..............................................................................
Comcast (Class A Special) *                                4,700           179
 ..............................................................................
Elsevier (EUR)                                             3,159            37
 ..............................................................................
Emmis Communications (Class A) *(ss)                       2,700            45
 ..............................................................................
Entercom Communications *                                  1,000            44
 ..............................................................................
Fox Entertainment (Class A) *(ss)                          1,200            31
 ..............................................................................
Liberty Media (Series A) *                                11,500           151
 ..............................................................................
McGraw-Hill                                                2,600           147
 ..............................................................................
Mediaset (EUR)                                             3,818            29
 ..............................................................................
News Corporation ADR                                       2,900            89
 ..............................................................................
Pegasus Communications *(ss)                                 500             5
 ..............................................................................
Publishing & Broadcasting (AUD)                           18,000            95
 ..............................................................................
R.R. Donnelley                                            32,600           955
 ..............................................................................
Scholastic *(ss)                                           1,200            52
 ..............................................................................
Sinclair Broadcast (Class A) *                             5,700            45
 ..............................................................................
TMP Worldwide *(ss)                                        2,800           115
 ..............................................................................
Viacom (Class B) *                                        13,028           569
 ..............................................................................
Vivendi Universal (EUR)                                    3,915           200
 ..............................................................................
Young Broadcasting (Class A) *                             1,400            28
 ..............................................................................
                                                                         4,045
                                                                     .........
Printing and Publishing  0.1%
Reed (GBP)                                                32,024           269
 ..............................................................................
                                                                           269
                                                                     .........
Total Consumer Services                                                  9,731
                                                                     .........

CONSUMER CYCLICALS  1.9%

Automobiles and Related  0.4%
A.O. Smith (Class B)                                       4,550            81
 ..............................................................................
Central Parking(ss)                                        3,300            58
 ..............................................................................
Cycle & Carriage (SGD)                                     4,000             6
 ..............................................................................
DaimlerChrysler (EUR)                                      1,485            62
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Denso (JPY)                                                6,000     $      90
 ..............................................................................
Fiat (EUR)                                                 2,453            41
 ..............................................................................
Honda Motor (JPY)                                          4,000           152
 ..............................................................................
Honda Motor ADR                                              400            30
 ..............................................................................
Isuzu Motors (JPY) *                                      17,000            12
 ..............................................................................
Keystone Automotive *(ss)                                  2,400            38
 ..............................................................................
Littelfuse *(ss)                                           3,600            90
 ..............................................................................
NSK (JPY)                                                 15,000            53
 ..............................................................................
Peugeot (EUR)                                              1,320            56
 ..............................................................................
Strattec Security *                                          700            24
 ..............................................................................
Volkswagen (EUR)                                           2,819           122
 ..............................................................................
                                                                           915
                                                                     .........
Building and Real Estate  1.2%
Apartment Investment & Management, REIT                      700            31
 ..............................................................................
Arden Realty, REIT                                         2,500            64
 ..............................................................................
CapitaLand (SGD)                                          11,000             9
 ..............................................................................
Cemex Participating Certificates(Represents 2 Series A
    and 1 Series B shares) (MXN)                          31,371           158
 ..............................................................................
Cheung Kong (HKD)                                         22,000           213
 ..............................................................................
City Developments (SGD)                                    4,000            10
 ..............................................................................
EastGroup Properties, REIT                                 3,800            91
 ..............................................................................
Federal Realty Investment Trust, REIT                     19,500           436
 ..............................................................................
Gables Residential Trust, REIT                             3,300            97
 ..............................................................................
Glenborough Realty Trust, REIT                             2,800            51
 ..............................................................................
JP Realty, REIT(ss)                                        3,200            72
 ..............................................................................
Lasalle Hotel Properties                                   1,700            18
 ..............................................................................
Metrovacesa (EUR)                                          4,470            60
 ..............................................................................
Parkway Properties, REIT                                   2,600            83
 ..............................................................................
Reckson Associates Realty (Class B), REIT                  1,071            26
 ..............................................................................
Reckson Associates Realty, REIT                           18,300           409
 ..............................................................................
RMC (GBP)                                                  9,936            88
 ..............................................................................
Simco (EUR)                                                  445            30
 ..............................................................................
Simon Property, REIT                                      15,568           450
 ..............................................................................
Singapore Land (SGD)                                      18,000            34
 ..............................................................................
Starwood Hotels & Resorts Worldwide, REIT                 15,100           410
 ..............................................................................
Washington, REIT                                           3,100            76
 ..............................................................................
Westfield Trust (AUD)                                     58,000           100
 ..............................................................................
Woodhead Industries                                        3,300            54
 ..............................................................................
                                                                         3,070
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Miscellaneous Consumer Durables  0.3%
CompX                                                      1,700     $      17
 ..............................................................................
Eastman Kodak                                             15,800           478
 ..............................................................................
Harley-Davidson                                            1,700            90
 ..............................................................................
Harman                                                     6,100           260
 ..............................................................................
SEB (EUR)                                                    424            23
 ..............................................................................
                                                                           868
                                                                     .........
Total Consumer Cyclicals                                                 4,853
                                                                     .........

TECHNOLOGY  2.8%

Electronic Components  0.7%
Altera *                                                   2,800            64
 ..............................................................................
American Superconductor *                                    800            11
 ..............................................................................
Analog Devices *                                           4,400           187
 ..............................................................................
Analogic                                                   1,900            70
 ..............................................................................
Artesyn Technologies *(ss)                                 4,100            33
 ..............................................................................
ASM Lithography (EUR)                                      1,099            19
 ..............................................................................
ATMI *(ss)                                                 2,000            45
 ..............................................................................
Belden                                                     5,700           124
 ..............................................................................
Benchmark Electronics *(ss)                                  900            17
 ..............................................................................
Brocade Communications Systems *                             500            16
 ..............................................................................
Epcos (EUR)                                                  586            27
 ..............................................................................
Exar *                                                     2,000            40
 ..............................................................................
Intel                                                      5,700           186
 ..............................................................................
Kyocera (JPY)                                              1,000            75
 ..............................................................................
Maxim Integrated Products *                                6,800           373
 ..............................................................................
Methode Electronics (Class A)                              3,900            32
 ..............................................................................
MKS Instruments *                                          2,200            49
 ..............................................................................
Plexus *(ss)                                               2,000            60
 ..............................................................................
QLogic *                                                   1,300            64
 ..............................................................................
QuickLogic *                                                 700             3
 ..............................................................................
Sanmina                                                    1,800            39
 ..............................................................................
Sez (CHF)                                                    470            20
 ..............................................................................
Sipex *(ss)                                                1,700            17
 ..............................................................................
Texas Instruments                                          1,400            45
 ..............................................................................
Xilinx *                                                     800            29
 ..............................................................................
                                                                         1,645
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Electronic Systems  0.6%
Applied Materials *                                        2,800     $     111
 ..............................................................................
Armor *(ss)                                                3,000            69
 ..............................................................................
Black Box *(ss)                                            1,800            95
 ..............................................................................
Dell Computer *                                            4,900           137
 ..............................................................................
Flextronics International *                               15,500           388
 ..............................................................................
KEMET *                                                    1,500            25
 ..............................................................................
KLA-Tencor *(ss)                                           1,100            55
 ..............................................................................
Lifeline Systems *                                         1,100            21
 ..............................................................................
Lo-Jack *                                                  1,800            10
 ..............................................................................
Siemens (EUR)                                              3,239           192
 ..............................................................................
Sony (JPY)                                                 5,900           278
 ..............................................................................
Verisity *(p)                                                800            11
 ..............................................................................
Waters Corporation *                                       4,400           161
 ..............................................................................
                                                                         1,553
                                                                     .........
Information Processing  0.1%
F. Y. I. *(ss)                                             2,700            76
 ..............................................................................
Hitachi (JPY)                                              9,000            66
 ..............................................................................
Hitachi ADR                                                1,100            82
 ..............................................................................
IBM                                                          500            58
 ..............................................................................
                                                                           282
                                                                     .........
Office Automation  0.0%
Technitrol                                                 2,500            60
 ..............................................................................
                                                                            60
                                                                     .........
Specialized Computer  0.0%
Activision *(ss)                                           1,000            25
 ..............................................................................
Megachips (JPY)                                            1,000            35
 ..............................................................................
Sun Microsystems *                                         3,000            43
 ..............................................................................
Symbol Technologies                                          400             6
                                                                     .........
                                                                           109
 ..............................................................................
Aerospace and Defense  0.1%
European Aeronautic Defense & Space (EUR)                  3,417            41
 ..............................................................................
Harsco                                                     2,900            97
 ..............................................................................
Woodward Governor                                            700            36
 ..............................................................................
                                                                           174
                                                                     .........
Telecommunications  1.2%
Alcatel (EUR)                                              4,532            83
 ..............................................................................
Cisco Systems *                                           20,100           411
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Colt Telecom (GBP)                                         2,626     $       5
 ..............................................................................
Colt Telecom , Rights (GBP) *                              2,626             3
 ..............................................................................
Corning                                                   21,400           202
 ..............................................................................
Daito Trust Construction (JPY)                             6,800           106
 ..............................................................................
Debitel (EUR)                                              2,497            40
 ..............................................................................
Deutsche Telekom (EUR)                                     8,553           147
 ..............................................................................
Ditech Communications *(ss)                                  600             3
 ..............................................................................
Draka (EUR)                                                  578            20
 ..............................................................................
France Telecom ADR(ss)                                     2,900           113
 ..............................................................................
Harmonic *(ss)                                             2,100            26
 ..............................................................................
Kingston Commerce Hull (GBP) *                            21,625            36
 ..............................................................................
KPNQwest (EUR) *                                             764             6
 ..............................................................................
LM Ericsson (Class B) ADR                                 26,600           145
 ..............................................................................
Lucent Technologies(ss)                                   56,600           414
 ..............................................................................
Nokia ADR                                                 26,900           619
 ..............................................................................
NTT DoCoMo (JPY)                                              11           144
 ..............................................................................
Pacific Century CyberWorks ADR *(ss)                       2,457             7
 ..............................................................................
PECO II *                                                  1,100             6
 ..............................................................................
Pirelli (EUR)                                             14,918            25
 ..............................................................................
QUALCOMM *                                                 2,400           141
 ..............................................................................
Singapore Telecommunications (SGD)                        70,000            67
 ..............................................................................
Sonera (EUR)                                               2,800            14
 ..............................................................................
Stratos Lightwave *(ss)                                    3,291            19
 ..............................................................................
Tandberg Television (NOK) *                                4,845            23
 ..............................................................................
Tekelec *(ss)                                                800            15
 ..............................................................................
Telstra (AUD)                                             23,500            67
 ..............................................................................
United Pan-Europe Communications (EUR) *                   3,496             2
 ..............................................................................
West Corporation *                                         1,500            38
 ..............................................................................
                                                                         2,947
                                                                     .........
E-Commerce  0.1%
VeriSign *(ss)                                             5,200           195
 ..............................................................................
                                                                           195
                                                                     .........
Total Technology                                                         6,965
                                                                     .........

EDUCATION  0.1%

Education  0.1%
Apollo Group (Class A) *                                   3,600           162
 ..............................................................................
Total Education                                                            162
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
CAPITAL EQUIPMENT  1.3%

Electrical Equipment  0.9%
ABB (CHF)                                                  5,760     $      60
 ..............................................................................
Bang & Olufsen (Class B) (DKK)                             1,300            27
 ..............................................................................
Canon (JPY)                                                7,000           237
 ..............................................................................
GE                                                        22,700           874
 ..............................................................................
Getronics (EUR)                                            1,739             7
 ..............................................................................
hi/fn *                                                      600            10
 ..............................................................................
LSI Industries                                             1,700            43
 ..............................................................................
Matsushita Electric Industrial (JPY)                      15,000           199
 ..............................................................................
Mitsubishi Electric (JPY)                                 25,000           105
 ..............................................................................
Sagem (EUR)                                                1,362            75
 ..............................................................................
Tyco                                                      10,294           605
 ..............................................................................
                                                                         2,242
                                                                     .........
Machinery  0.4%
Actuant *                                                  1,080            30
 ..............................................................................
Alstom (EUR)                                               2,587            30
 ..............................................................................
Brooks Automation *(ss)                                    1,200            44
 ..............................................................................
Danaher(ss)                                                3,900           229
 ..............................................................................
Deere                                                      8,300           332
 ..............................................................................
Fuji Heavy Industries (JPY)                               14,000            59
 ..............................................................................
GKN (GBP)                                                  3,337            13
 ..............................................................................
IDEX                                                         400            12
 ..............................................................................
Newport(ss)                                                  500             9
 ..............................................................................
NN Ball & Roller                                             900             8
 ..............................................................................
Saurer (CHF) *                                               594            11
 ..............................................................................
SKF (SEK)                                                  2,465            44
 ..............................................................................
Toyota Motor (JPY)                                         8,000           205
 ..............................................................................
                                                                         1,026
                                                                     .........
Capital Equipment  0.0%
Brambles Industries (GBP) *                                3,337            16
 ..............................................................................
                                                                            16
                                                                     .........
Total Capital Equipment                                                  3,284
                                                                     .........

BUSINESS SERVICES AND
TRANSPORTATION  3.7%

Computer Service and Software  1.3%
Actuate *(ss)                                              2,200            10
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Adobe Systems                                              1,200     $      39
 ..............................................................................
Affiliated Computer Services (Class A) *                   1,100           103
 ..............................................................................
Alliance Data Systems *                                    1,500            25
 ..............................................................................
Amdocs *(ss)                                                 900            30
 ..............................................................................
Analysts International                                       900             3
 ..............................................................................
Automatic Data Processing                                  4,900           272
 ..............................................................................
Autonomy (GBP) *                                           2,458            12
 ..............................................................................
BISYS *                                                    1,800           106
 ..............................................................................
Check Point Software Technologies *(ss)                      350            13
 ..............................................................................
Concord Communications *                                     400             7
 ..............................................................................
Digital Impact *                                           2,400             2
 ..............................................................................
Eidos (GBP) *                                              8,219            28
 ..............................................................................
Electronic Arts *                                            200            12
 ..............................................................................
Electronic Data Systems                                    2,000           138
 ..............................................................................
Factset Research Systems(ss)                                 700            21
 ..............................................................................
First Data                                                 9,718           712
 ..............................................................................
Internet Security Systems *(ss)                            2,600            84
 ..............................................................................
ITOCHU (JPY)                                                 300            17
 ..............................................................................
Keynote Systems *(ss)                                      1,300            10
 ..............................................................................
Magma Design Automation *                                    300             7
 ..............................................................................
MatrixOne *(ss)                                            4,900            40
 ..............................................................................
Mercury Interactive *                                      1,000            31
 ..............................................................................
Microsoft *                                               14,100           905
 ..............................................................................
NetIQ *                                                    1,660            56
 ..............................................................................
Novell *                                                     935             4
 ..............................................................................
Oracle *                                                   3,300            46
 ..............................................................................
Packeteer *                                                1,700            11
 ..............................................................................
Pixelworks *(ss)                                           1,400            24
 ..............................................................................
Progress Software *                                        5,700            98
 ..............................................................................
Quest Software *(ss)                                       1,500            37
 ..............................................................................
Register.com *(ss)                                           300             3
 ..............................................................................
Renaissance Learning *                                       500            13
 ..............................................................................
SAP (EUR)                                                    498            62
 ..............................................................................
Siebel Systems *                                           2,700            60
 ..............................................................................
Sonicwall *(ss)                                              500             9
 ..............................................................................
SPSS *(ss)                                                 1,100            19
 ..............................................................................
Stellent *(ss)                                             1,200            28
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Teleplan International (EUR) *                               302     $       5
 ..............................................................................
ValiCert *                                                   900             2
 ..............................................................................
VERITAS Software *                                         2,325            90
 ..............................................................................
Verity *                                                   3,100            47
 ..............................................................................
Wind River Systems *(ss)                                   3,100            53
 ..............................................................................
Zebra Technologies (Class A) *                               600            31
 ..............................................................................
                                                                         3,325
                                                                     .........
Distribution Services  0.2%
Cardinal Health                                            1,350            92
 ..............................................................................
Compass (GBP)                                              8,241            59
 ..............................................................................
MSC *                                                      1,900            35
 ..............................................................................
Performance Food *(ss)                                       200             7
 ..............................................................................
SCP Pool *(ss)                                             4,775           123
 ..............................................................................
TNT Post (EUR)                                             1,408            29
 ..............................................................................
United Stationers *                                        2,800            82
 ..............................................................................
Watsco (Class A)                                           2,650            34
 ..............................................................................
                                                                           461
                                                                     .........
Environmental  0.0%
CUNO *                                                     2,200            68
 ..............................................................................
IT *(ss)                                                   1,600             2
 ..............................................................................
Waterlink *                                                2,600             0
 ..............................................................................
                                                                            70
                                                                     .........
Transportation Services  0.2%
Bergesen (NOK)                                             5,899           101
 ..............................................................................
C.H. Robinson Worldwide(ss)                                1,100            30
 ..............................................................................
EGL *(ss)                                                    750            11
 ..............................................................................
Expeditors International of Washington(ss)                 1,300            65
 ..............................................................................
Forward Air *(ss)                                          1,800            54
 ..............................................................................
Heartland Express *                                          575            16
 ..............................................................................
Hub Group (Class A) *                                        700             7
 ..............................................................................
International Shipholding                                    900             6
 ..............................................................................
Seacor Smit *                                              1,900            74
 ..............................................................................
UTi Worldwide(ss)                                          2,900            43
 ..............................................................................
                                                                           407
                                                                     .........
Miscellaneous Business Services  1.6%
Answerthink *(ss)                                            700             4
 ..............................................................................
CACl (Class A) *(ss)                                         500            37
 ..............................................................................
Cendant *(ss)                                             13,900           237
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Concord EFS *(ss)                                         14,600     $     437
 ..............................................................................
Corio (EUR)                                                1,740            39
 ..............................................................................
EDB Business Partner (NOK) *                               3,961            23
 ..............................................................................
Electro Rent *                                             2,700            35
 ..............................................................................
G&K Services                                               1,800            56
 ..............................................................................
Global Payments                                            1,800            60
 ..............................................................................
Guardian IT (GBP)                                          3,735            23
 ..............................................................................
H&R Block                                                 15,500           618
 ..............................................................................
Herman Miller                                                900            20
 ..............................................................................
Insituform Technologies (Class A) *(ss)                    2,800            62
 ..............................................................................
Iron Mountain *                                            2,800           121
 ..............................................................................
Ivex Packaging *                                           3,600            64
 ..............................................................................
kforce.com *                                                 617             3
 ..............................................................................
Logica (GBP)                                               4,309            48
 ..............................................................................
Maximus *(ss)                                              2,800           109
 ..............................................................................
McGrath Rent                                               1,000            25
 ..............................................................................
Modis Professional Services *                              4,700            27
 ..............................................................................
MPW Industrial Services *                                    400             1
 ..............................................................................
New England Business Service                               3,500            64
 ..............................................................................
Omnicom                                                    3,700           318
 ..............................................................................
Paychex                                                      500            18
 ..............................................................................
Spherion *(ss)                                               500             4
 ..............................................................................
Tetra Tech *(ss)                                           4,462           112
 ..............................................................................
Waste Management                                          37,406         1,096
 ..............................................................................
Woolworths (AUD)                                          45,800           264
                                                                     .........
                                                                         3,925
 ..............................................................................
Airlines  0.0%
Frontier Airlines *(ss)                                      600             9
 ..............................................................................
Midwest Express *                                          2,100            26
 ..............................................................................
Singapore Airlines (SGD)                                  15,400            79
 ..............................................................................
                                                                           114
                                                                     .........
Railroads  0.4%
Burlington Northern Santa Fe                              12,700           372
 ..............................................................................
Norfolk Southern                                          35,300           685
 ..............................................................................
Railtrack (GBP)                                           12,778             6
 ..............................................................................
                                                                         1,063
                                                                     .........
Total Business Services and Transportation                               9,365
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
ENERGY  3.4%

Energy Services  0.7%
Atwood Oceanics *                                          1,900     $      61
 ..............................................................................
Baker Hughes                                              27,400           903
 ..............................................................................
BJ Services *                                              5,800           162
 ..............................................................................
Cooper Cameron *                                             300            11
 ..............................................................................
FMC Technologies *(ss)                                       200             3
 ..............................................................................
Global Power Equipment *(ss)                                 100             1
 ..............................................................................
Grant Prideco *                                              500             4
 ..............................................................................
Hydril *                                                     700            14
 ..............................................................................
Johnson Electric (HKD)                                   220,000           245
 ..............................................................................
Smith *(ss)                                                1,300            59
 ..............................................................................
Tokyo Electric Power (JPY)                                 9,000           207
 ..............................................................................
W-H Energy Services *                                      1,100            17
 ..............................................................................
Weatherford International *                                  600            20
 ..............................................................................
                                                                         1,707
                                                                     .........
Exploration and Production  0.4%
Forest Oil *                                               1,950            51
 ..............................................................................
Key Energy Services *                                      2,800            23
 ..............................................................................
National Oilwell *(ss)                                     1,200            20
 ..............................................................................
Noble Affiliates                                           2,400            78
 ..............................................................................
Santos (AUD)                                              18,500            62
 ..............................................................................
Ultra Petroleum *                                          2,100            13
 ..............................................................................
Unocal                                                    19,200           632
 ..............................................................................
XTO Energy                                                 5,975            97
 ..............................................................................
                                                                           976
                                                                     .........
Integrated Petroleum - Domestic  0.4%
Amerada Hess                                                 400            23
 ..............................................................................
Conoco                                                     7,869           216
 ..............................................................................
USX-Marathon                                              28,000           767
 ..............................................................................
                                                                         1,006
                                                                     .........
Integrated Petroleum - International  1.9%
BP ADR                                                    26,802         1,184
 ..............................................................................
ChevronTexaco                                              7,149           608
 ..............................................................................
Cia Espanola de Petroleos (EUR)                            9,230           104
 ..............................................................................
ENI (EUR)                                                  9,450           111
 ..............................................................................
ENI SPA ADR(ss)                                            1,100            65
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Exxon Mobil                                               37,586     $   1,406
 ..............................................................................
Petroleo Brasileiro (Petrobras) ADR                        6,700           135
 ..............................................................................
Royal Dutch Petroleum ADR                                  8,300           401
 ..............................................................................
Shell Transport & Trading (GBP)                           31,300           216
 ..............................................................................
Shell Transport & Trading ADR                              2,900           121
 ..............................................................................
TotalFinaElf (EUR)                                         2,318           296
 ..............................................................................
TotalFinaElf ADR                                             274            17
 ..............................................................................
                                                                         4,664
                                                                     .........
Gas Transmission  0.0%
El Paso                                                    2,500           111
 ..............................................................................
                                                                           111
                                                                     .........
Total Energy                                                             8,464
                                                                     .........

PROCESS INDUSTRIES  2.0%

Diversified Chemicals  0.6%
Arch Chemicals                                             3,600            79
 ..............................................................................
Cabot Microelectronics *(ss)                               1,100            76
 ..............................................................................
Dow Chemical                                              12,900           484
 ..............................................................................
DuPont                                                     6,502           288
 ..............................................................................
E.On (EUR)                                                 4,043           202
 ..............................................................................
Hercules *                                                33,800           341
 ..............................................................................
Rhodia (EUR)                                               2,208            21
 ..............................................................................
Smedvig (NOK)                                              2,340            16
 ..............................................................................
                                                                         1,507
                                                                     .........
Specialty Chemicals  0.7%
3M                                                         6,500           745
 ..............................................................................
BASF (EUR)                                                 4,439           171
 ..............................................................................
Ferro                                                        300             7
 ..............................................................................
Great Lakes Chemical                                      13,840           338
 ..............................................................................
Hoechst (EUR)                                              1,431            67
 ..............................................................................
Imperial Chemical (GBP)                                   10,500            60
 ..............................................................................
Imperial Chemical ADR                                      1,000            23
 ..............................................................................
MacDermid(ss)                                                300             4
 ..............................................................................
Mitsubishi (JPY)                                          20,000           139
 ..............................................................................
Mitsubishi Gas Chemical (JPY)                             13,000            25
 ..............................................................................
Norsk Hydro (NOK)                                          2,980           116
 ..............................................................................
Shin-Etsu Chemical (JPY)                                   3,000           113
 ..............................................................................
Technip (EUR)                                                102            12
 ..............................................................................
                                                                         1,820
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Paper and Paper Products  0.3%
Buckeye Technologies *(ss)                                 4,200     $      41
 ..............................................................................
Kimberly-Clark                                             8,300           483
 ..............................................................................
Kimberly-Clark de Mexico (Class A) (MXN)                  47,100           130
 ..............................................................................
Smurfit-Stone Container *                                    400             6
 ..............................................................................
                                                                           660
                                                                     .........
Forest Products  0.3%
Georgia-Pacific                                            6,936           222
 ..............................................................................
Weyerhaeuser                                               7,500           397
 ..............................................................................
                                                                           619
                                                                     .........
Building and Construction  0.1%
Ciments Francais (EUR)                                     1,252            53
 ..............................................................................
Dal-Tile *                                                 3,400            73
 ..............................................................................
Eiffage (EUR)                                                310            19
 ..............................................................................
Heidelberger Zement (EUR)                                    945            45
 ..............................................................................
Hochtief (EUR)                                             1,402            20
 ..............................................................................
Layne Christensen *(ss)                                      700             5
 ..............................................................................
Pilkington (GBP)                                          43,501            67
 ..............................................................................
Simpson Manufacturing *                                      900            47
 ..............................................................................
Trex *(ss)                                                   400             6
 ..............................................................................
U.S. Aggregates *                                          1,900             0
 ..............................................................................
                                                                           335
                                                                     .........
Total Process Industries                                                 4,941
                                                                     .........

BASIC MATERIALS  0.8%

Metals  0.7%
Alcoa                                                     17,920           692
 ..............................................................................
Elkem (NOK)                                                1,164            20
 ..............................................................................
Gibraltar Steel                                              600            11
 ..............................................................................
Lone Star Technologies *(ss)                               1,500            23
 ..............................................................................
Material Sciences *                                        2,400            23
 ..............................................................................
Matthews (Class A)                                         7,000           169
 ..............................................................................
Pechiney (EUR)                                             1,132            55
 ..............................................................................
Phelps Dodge                                              18,000           645
 ..............................................................................
Reliance Steel & Aluminum(ss)                                800            20
 ..............................................................................
RTI International Metals *                                   200             2
 ..............................................................................
                                                                         1,660
                                                                     .........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Mining  0.1%
Lihir Gold (USD) *                                        47,140     $      29
 ..............................................................................
Newmont Mining                                             1,091            21
 ..............................................................................
Rio Tinto (AUD)                                           11,800           213
 ..............................................................................
Sumitomo Metal Mining (JPY)                               12,000            42
 ..............................................................................
Union Miniere (EUR)                                        2,100            82
 ..............................................................................
                                                                           387
                                                                     .........
Miscellaneous Materials  0.0%
Malayan Cement (MYR)                                      15,750             4
 ..............................................................................
                                                                             4
                                                                     .........
Total Basic Materials                                                    2,051
                                                                     .........

MISCELLANEOUS  0.1%

Miscellaneous  0.0%
Safelite Glass (Class A), Warrants *                         791             0
 ..............................................................................
Safelite Glass Class B                                       323             0
 ..............................................................................
Safelite Glass (Class B), Warrants *                         527             0
 ..............................................................................
Safelite Reality                                              22             0
 ..............................................................................
TravelCenters of America, Warrants *                       1,200            12
 ..............................................................................
                                                                            12
                                                                     .........
Conglomerates  0.1%
Berkshire Hathaway (Class A) *                                 1            70
 ..............................................................................
DCC (EUR)                                                  2,844            29
 ..............................................................................
Orkla (NOK)                                                1,431            24
 ..............................................................................
                                                                           123
                                                                     .........
Total Miscellaneous                                                        135
                                                                     .........

FOREIGN  1.6%

Europe  0.8%
AVA (EUR)                                                    811            30
 ..............................................................................
Aventis (EUR)                                              5,310           371
 ..............................................................................
Brembo (EUR)                                               2,500            17
 ..............................................................................
Cap Gemini (EUR)                                           1,164            75
 ..............................................................................
Cookson (GBP)                                             21,894            25
 ..............................................................................
Credit Suisse (CHF) *                                      7,000           271
 ..............................................................................
CSM (EUR)                                                  3,164            63
 ..............................................................................
Den Norske Bank (NOK)                                      1,492             6
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Deutz (EUR) *                                             18,200     $      32
 ..............................................................................
Direkt Anlage Bank (EUR) *                                 1,397            18
 ..............................................................................
Elior (EUR)                                                5,897            44
 ..............................................................................
EM.TV (EUR) *                                                500             1
 ..............................................................................
EMAP (GBP)                                                 8,590            91
 ..............................................................................
EMI (GBP)                                                 15,048            68
 ..............................................................................
Enterprise Oil (GBP)                                       8,648            52
 ..............................................................................
Fortis B (EUR)                                             2,700            64
 ..............................................................................
Granada (GBP)                                              8,241            16
 ..............................................................................
Heineken (EUR)                                             1,653            61
 ..............................................................................
Ifil (Ordinary Shares) (EUR)                               4,122            21
 ..............................................................................
International Media (EUR) *                                  522            12
 ..............................................................................
Metro (EUR)                                                1,227            42
 ..............................................................................
Muenchener Rueckver (EUR)                                    519           139
 ..............................................................................
MVV Energie (EUR)                                          1,122            15
 ..............................................................................
Nordea (SEK)                                               6,000            30
 ..............................................................................
Nordic Baltic (SEK)                                       26,544           133
 ..............................................................................
OMV (EUR)                                                    100             8
 ..............................................................................
Pace Micro Technology (GBP)                                3,705            22
 ..............................................................................
Radiometer (DKK)                                           1,600            41
 ..............................................................................
Remy Cointreau (EUR)                                       1,254            29
 ..............................................................................
Securitas (Class B) (SEK)                                  3,358            60
 ..............................................................................
Sodexho Alliance (EUR)                                     1,527            63
 ..............................................................................
Sulzer (CHF)                                                 165            24
 ..............................................................................
Svenska Cellulosa (SEK)                                    2,624            66
 ..............................................................................
Thales (EUR)                                                 498            18
 ..............................................................................
Thiel Logistik (EUR)                                       1,596            34
 ...............................................................................
                                                                         2,062
                                                                      .........
Far East  0.7%
77 Bank (JPY)                                             10,000            47
 ..............................................................................
Advantest (JPY)                                              700            45
 ..............................................................................
Aiful (JPY)                                                1,350           104
 ..............................................................................
Anritsu (JPY)                                              2,000            20
 ..............................................................................
Cosmo Oil (JPY)                                           21,000            37
 ..............................................................................
Fujikura (JPY)                                            32,000           146
 ..............................................................................
Goldcrest (JPY)                                            1,500            62
 ..............................................................................
ITOCHU (JPY)                                              13,000            34
 ..............................................................................
Joyo Bank (JPY)                                           18,000            53
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Kirin Brewery (JPY)                                        9,000     $      65
 ..............................................................................
Konica (JPY)                                               7,000            39
 ..............................................................................
Mizuho (JPY)                                                  84           211
 ..............................................................................
Mochida Pharmaceutical (JPY)                               4,000            26
 ..............................................................................
MYCAL (JPY) *                                             15,000             0
 ..............................................................................
Nippon Yusen (JPY)                                        29,000            85
 ..............................................................................
Nissan Motor (JPY)                                        14,000            69
 ..............................................................................
Nissho Iwai (JPY) *                                       38,000            32
 ..............................................................................
NTN (JPY)                                                 20,000            37
 ..............................................................................
Promise (JPY)                                                900            52
 ..............................................................................
Sapporo Breweries (JPY)                                   12,000            34
 ..............................................................................
Shiseido (JPY)                                             4,000            39
 ..............................................................................
Singapore Press (SGD)                                      6,000            62
 ..............................................................................
Snow Brand Milk (JPY) *                                   12,000            22
 ..............................................................................
Sumitomo Electric Industries (JPY)                        16,000           133
 ..............................................................................
Sumitomo Forestry (JPY)                                    8,000            48
 ..............................................................................
Teijin (JPY)                                              20,000            74
 ..............................................................................
Tokio Marine & Fire Insurance (JPY)                       19,000           150
 ..............................................................................
Trend Micro (JPY)                                          2,000            52
 ..............................................................................
Tsubakimoto Chain (JPY)                                   16,000            37
 ..............................................................................
Watami Food Service (JPY)                                  2,000            38
 ..............................................................................
                                                                         1,853
                                                                     .........
Other Foreign  0.1%
Bouygues (EUR)                                             2,049            71
 ..............................................................................
Companhia Vale do Rio Doce ADR                             4,900           105
 ..............................................................................
Parmalat Finanziaria (EUR)                                15,154            41
 ..............................................................................
                                                                           217
                                                                     .........
Total Foreign                                                            4,132
                                                                     .........
Total Common Stocks, Rights and Warrants (Cost  $97,997)                99,749
                                                                     .........

CORPORATE BONDS  20.0%

Abbott Laboratories, Sr. Notes, 5.625%, 7/1/06           500,000           519
 ..............................................................................
Acetex, Sr. Notes, (144a), 10.875%, 8/1/09(p)            150,000           148
 ..............................................................................
Actuant, Sr. Sub. Notes, 13.00%, 5/1/09                  225,000           243
 ..............................................................................
Adelphia Communications
    Sr. Notes
       9.375%, 11/15/09                                  250,000           242
       .......................................................................
       10.875%, 10/1/10                                  175,000           182
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Advance Stores
    Sr. Sub. Notes
       10.25%, 4/15/08(p)                                 75,000     $      76
       .......................................................................
    (144a), 10.25%, 4/15/08                              125,000           127
 ..............................................................................
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07         200,000           212
 ..............................................................................
AFLAC, Sr. Notes, 6.50%, 4/15/09                         360,000           365
 ..............................................................................
AGCO, Sr. Notes, 9.50%, 5/1/08(p)(ss)                    100,000           105
 ..............................................................................
Airgate PCS, Sr. Sub. Notes, STEP, 0%, 10/1/09           150,000           118
 ..............................................................................
AK Steel, Sr. Notes, 9.125%, 12/15/06(ss)                175,000           183
 ..............................................................................
Alaska Communications Systems
    Sr. Sub. Notes, 9.375%, 5/15/09                      250,000           247
 ..............................................................................
Alcoa, Sr. Notes, 6.00%, 1/15/12                         460,000           459
 ..............................................................................
Alliant Techsystems, Sr. Sub. Notes, 8.50%, 5/15/11      175,000           185
 ..............................................................................
Allied, Sr. Notes, 8.625%, 10/1/07                       250,000            88
 ..............................................................................
American Builders & Contractors Supply
    Sr. Sub. Notes, 10.625%, 5/15/07                     300,000           303
 ..............................................................................
American Cellular, Sr. Notes, 9.50%, 10/15/09            225,000           231
 ..............................................................................
American Electric Power, Sr. Notes, 6.125%, 5/15/06      140,000           144
 ..............................................................................
American General Finance (Series F), Sr. Notes
       5.875%, 7/14/06                                   600,000           617
 ..............................................................................
American Standard
    Sr. Notes
       7.625%, 2/15/10                                   150,000           156
       .......................................................................
       9.25%, 12/1/16                                     25,000            25
 ..............................................................................
Amerigas, Sr. Notes, (144a), 10.00%, 4/15/06(p)          250,000           266
 ..............................................................................
AmerisourceBergen, Sr. Notes, (144a), 8.125%, 9/1/08(p)  250,000           264
 ..............................................................................
Ameristar Casinos, Sr. Notes, 10.75%, 2/15/09            100,000           110
 ..............................................................................
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31              345,000           368
 ..............................................................................
Applied Extrusion Technologies (Series B)
    Sr. Notes, 10.75%, 7/1/11                            175,000           187
 ..............................................................................
Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09            225,000           251
 ..............................................................................
Armkel, Sr. Sub. Notes, (144a), 9.50%, 8/15/09(p)        125,000           134
 ..............................................................................
Arvin, Sr. Notes, 7.125%, 3/15/09                         50,000            47
 ..............................................................................
Asat Finance, Sr. Notes, 12.50%, 11/1/06                 113,750            81
 ..............................................................................
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08      200,000           202
 ..............................................................................
AT&T, Sr. Notes, (144a), 8.00%, 11/15/31(p)              290,000           294
 ..............................................................................
Avis, Sr. Sub. Notes, 11.00%, 5/1/09                     250,000           267
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                 50,000     $      48
 ..............................................................................
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07    350,000           360
 ..............................................................................
Bank Hawaii, Sr. Sub. Notes, 6.875%, 3/1/09              100,000            96
 ..............................................................................
Barclays, Sr. Sub Notes, 7.40%, 12/15/09(ss)             325,000           357
 ..............................................................................
BBV International Finance, Sr. Sub Notes, 7.00%,
    12/1/25                                            1,000,000           958
 ..............................................................................
Bellsouth, Sr. Notes, 6.875%, 10/15/31                   250,000           260
 ..............................................................................
Better Minerals & Aggregates, Sr. Sub. Notes, 13.00%,
    9/15/09                                               50,000            42
 ..............................................................................
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                    125,000           130
 ..............................................................................
Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11          100,000           108
 ..............................................................................
Capital One Financial, Sr. Notes, 8.25%, 6/15/05         500,000           519
 ..............................................................................
CE Electric UK Funding, Sr. Notes, (144a)
    6.853%, 12/30/04 (p)                               1,850,000         1,919
 ..............................................................................
Centerpoint Properties, Sr. Notes, 7.90%, 1/15/03        500,000           524
 ..............................................................................
Chancellor Media, Sr. Notes, 8.00%, 11/1/08              250,000           264
 ..............................................................................
Charter Communications
    Sr. Disc Notes
       STEP, 0%, 1/15-5/15/11                            200,000           133
       .......................................................................
    Sr. Notes
       10.00%, 5/15/11                                   200,000           208
       .......................................................................
       11.125%, 1/15/11                                  100,000           107
 ..............................................................................
Chubb, Sr. Notes, 6.00%, 11/15/11                        495,000           494
 ..............................................................................
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08              250,000           225
 ..............................................................................
Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05 430,000           449
 ..............................................................................
CMS Energy, Sr. Notes, 9.875%, 10/15/07                  250,000           275
 ..............................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                    150,000           155
 ..............................................................................
Comcast, Sr. Notes, 6.75%, 1/30/11                       350,000           358
 ..............................................................................
Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                   250,000           257
 ..............................................................................
Container Corp. of America
    Sr. Notes
       9.75%, 4/1/03                                     100,000           100
       .......................................................................
       10.75%, 5/1/02                                    100,000           101
 ..............................................................................
Continental Airlines, PTC, 7.568%, 12/1/06               160,000           114
 ..............................................................................
Cott
    Sr. Notes
       8.50%, 5/1/07                                     100,000           103
       .......................................................................
       9.375%, 7/1/05                                    150,000           154
 ..............................................................................
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08      500,000           510
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Cross Timbers Oil, Sr. Sub. Notes, 8.75%, 11/1/09        250,000     $     265
 ..............................................................................
CSC, Sr. Notes, 7.875%, 2/15/18                          250,000           240
 ..............................................................................
CSX, Sr. Notes, 7.95%, 5/1/27                            225,000           247
 ..............................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03             200,000            90
 ..............................................................................
Dana, Sr. Notes, (144a), 9.00%, 8/15/11(p)               150,000           147
 ..............................................................................
Davita, Sr. Sub. Notes, 9.25%, 4/15/11(ss)               200,000           212
 ..............................................................................
Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11(p)  450,000           498
 ..............................................................................
Delta Air Lines, ETC, 10.00%, 5/17/10                    146,000           144
 ..............................................................................
Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27      100,000           108
 ..............................................................................
Dimon, Sr. Notes, (144a), 9.625%, 10/15/11(p)            125,000           131
 ..............................................................................
Dobson Communications, Sr. Notes, 10.875%, 7/1/10        200,000           217
 ..............................................................................
Dow Chemical, Sr. Notes, 6.125%, 2/1/11                  450,000           458
 ..............................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 150,000             4
 ..............................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                    75,000            77
 ..............................................................................
Eastman Kodak, Sr. Notes, 6.375%, 6/15/06                 65,000            64
 ..............................................................................
Echostar DBS, Sr. Notes, 9.375%, 2/1/09                  100,000           106
 ..............................................................................
El Paso Energy Partners (Series B), Sr. Sub. Notes,
    8.50%, 6/1/11                                        200,000           210
 ..............................................................................
Energy East, Sr. Notes, 5.75%, 11/15/06                  180,000           176
 ..............................................................................
Equistar Chemicals/Funding, Sr. Notes, 10.125%, 9/1/08   250,000           254
 ..............................................................................
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11(p)   235,000           242
 ..............................................................................
Exelon, Sr. Notes, (144a), 6.95%, 6/15/11(p)             200,000           207
 ..............................................................................
Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09  250,000           265
 ..............................................................................
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15             350,000           216
 ..............................................................................
Federated Department Stores, Sr. Notes, 6.625%, 4/1/11   135,000           134
 ..............................................................................
Firstenergy (Series B), Sr. Notes, 6.45%, 11/15/11       290,000           285
 ..............................................................................
Fleetboston Financial, Sr. Notes, 4.875%, 12/1/06        495,000           489
 ..............................................................................
Flextronics International, Sr. Sub. Notes, 9.875%,
    7/1/10(ss)                                           200,000           216
 ..............................................................................
Foodmaker, Sr. Notes, 9.75%, 11/1/03                     250,000           254
 ..............................................................................
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09             600,000           561
 ..............................................................................
Four M, Sr. Notes, 12.00%, 6/1/06                        175,000           164
 ..............................................................................
France Telecom, Sr. Notes, (144a) 7.20%, 3/1/06(p)       420,000           446
 ..............................................................................
Fresenius, Sr. Notes, 7.875%, 2/1/08                     200,000           201
 ..............................................................................
Frontiervision
    Sr.  Notes, STEP, 11.875%, 9/15/07                   100,000           106
    ..........................................................................
    Sr. Sub. Notes, 11.00%, 10/15/06                     125,000           130
 ..............................................................................
General Electric Capital, MTN, 7.50%, 5/15/05          1,000,000         1,101
 ..............................................................................
Geophysique, Sr. Notes, 10.625%, 11/15/07                150,000           152
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07   50,000     $      51
 ..............................................................................
GMAC,  Sr. Notes, 6.875%, 9/15/11                        400,000           395
 ..............................................................................
Golden State, Sr. Notes, 7.125%, 8/1/05                  225,000           226
 ..............................................................................
Goldman Sachs, Sr. Notes, 6.875%, 1/15/11                425,000           444
 ..............................................................................
Hanover Equipment Trust, Sr. Notes, (144a), 8.50%,
    9/1/08(p)                                             50,000            53
 ..............................................................................
Harrah's Entertainment, Sr. Sub Notes, 7.875%, 12/15/05  250,000           262
 ..............................................................................
Hartford Life, Sr. Notes, 6.90%, 6/15/04                 400,000           425
 ..............................................................................
Hasbro
    Sr. Notes
       6.60%, 7/15/28                                     25,000            19
       .......................................................................
       8.50%, 3/15/06(ss)                                 75,000            76
 ..............................................................................
Hawk, Sr. Notes, 10.25%, 12/1/03                         300,000           289
 ..............................................................................
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07(p)        125,000           131
 ..............................................................................
HMH Properties, Sr. Notes, 7.875%, 8/1/08                 50,000            47
 ..............................................................................
Hollywood Park, Sr. Sub. Notes, 9.25%, 2/15/07           150,000           134
 ..............................................................................
Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11(p)  225,000           227
 ..............................................................................
Insight Health Services, Sr. Sub. Notes, (144a),
    9.875%, 11/1/11(p)                                   150,000           157
 ..............................................................................
Interface, Sr. Sub Notes, 7.30%, 4/1/08                  150,000           134
 ..............................................................................
International Game Technology, Sr. Notes, 8.375%,
    5/15/09                                              500,000           530
 ..............................................................................
International Wire, Sr. Notes, 11.75%, 6/1/05            200,000           166
 ..............................................................................
Intertek Finance, Sr. Notes, 10.25%, 11/1/06              50,000            49
 ..............................................................................
Iron Mountain, Sr. Sub. Notes, 8.625%, 4/1/13            250,000           265
 ..............................................................................
Isle of Capris Casinos, Sr. Sub. Notes, 8.75%, 4/15/09   125,000           122
 ..............................................................................
Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06          350,000             0
 ..............................................................................
John Q. Hammons Hotels, 1st Mortgage, 9.75%, 10/1/05     100,000            96
 ..............................................................................
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10(ss)              100,000           111
 ..............................................................................
Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07        100,000           102
 ..............................................................................
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                 200,000           198
 ..............................................................................
Kraft Foods, Sr. Notes, 4.625%, 11/1/06                  340,000           336
 ..............................................................................
Land O Lakes, Sr. Notes, (144a), 8.75%, 11/15/11(p)       50,000            50
 ..............................................................................
Lear, Sr. Notes, 7.96%, 5/15/05                          200,000           207
 ..............................................................................
Lehman Brothers, Sr. Notes, 7.875%, 8/15/10              420,000           459
 ..............................................................................
Lennar, Sr. Notes, 9.95%, 5/1/10                         200,000           218
 ..............................................................................
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09     100,000           113
 ..............................................................................
Lin Television, Sr. Notes, (144a), 8.00%, 1/15/08(p)     175,000           175
 ..............................................................................
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                100,000            97
 ..............................................................................
Luscar Coal, Sr. Notes, (144a), 9.75%, 10/15/11(p)        75,000            79
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Lyondell Chemical
    Sr. Notes,
    (144a), 9.50%, 12/15/08(p)                            50,000     $      50
    ..........................................................................
       9.875%, 5/1/07                                     50,000            51
       .......................................................................
    Sr. Sub. Notes, 10.875%, 5/1/09(ss)                  100,000            95
 ..............................................................................
MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11               200,000           203
 ..............................................................................
MBNA America Bank, Sr. Notes, 6.50%, 6/20/06             350,000           354
 ..............................................................................
McCormick, Sr. Notes, 6.40%, 2/1/06                      325,000           336
 ..............................................................................
Mediacom Broadband, Sr. Notes, (144a), 11.00%,
   7/15/13(p)                                            100,000           111
 ..............................................................................
Mikohn Gaming, Sr. Notes, (144a), 11.875%, 8/15/08(p)      50,000            48
 ..............................................................................
Morgan Stanley Dean Witter, Sr. Notes, 6.10%, 4/15/06    300,000           311
 ..............................................................................
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06    250,000           265
 ..............................................................................
Nextel Communications
    Conv. Sr. Notes, 5.25%, 1/15/10                      125,000            79
    ..........................................................................
    Sr. Notes, 9.375%, 11/15/09(ss)                      125,000           104
 ..............................................................................
Norfolk Southern, Sr. Notes, 7.25%, 2/15/31              225,000           230
 ..............................................................................
Nortek (Series B), Sr. Sub. Notes, 9.875%, 6/15/11       175,000           168
 ..............................................................................
Northern Trust, Sr. Notes, 6.65%, 11/9/04              1,000,000         1,062
 ..............................................................................
NTL Communications, Sr. Notes, 11.875%, 10/1/10(ss)       50,000            19
 ..............................................................................
Omnicare (Series B), Sr. Notes, 8.125%, 3/15/11          150,000           159
 ..............................................................................
Orange, Sr. Notes, 9.00%, 6/1/09                         500,000           526
 ..............................................................................
Orion Power, Sr. Notes, 12.00%, 5/1/10                   175,000           213
 ..............................................................................
Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05(ss)          100,000            67
 ..............................................................................
Packaging Corp. of America, Sr. sub. Notes, 9.625%,
  4/1/09                                                 500,000           550
 ..............................................................................
Paxson Communications, Sr. Sub. Notes, (144a)
    10.75%, 7/15/08(p)                                    150,000          158
 ..............................................................................
Pegasus Satellite, Sr. Notes, 12.375%, 8/1/06            100,000           100
 ..............................................................................
Pennzoil Quaker State, Sr. Notes, (144a), 10.00%,
    11/1/08(p)                                            25,000            27
 ..............................................................................
PG&E National Energy, Sr. Notes, 10.375%, 5/16/11        360,000           405
 ..............................................................................
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                   360,000           348
 ..............................................................................
PHH, Sr. Notes, 8.125%, 2/3/03                           200,000           207
 ..............................................................................
Plastipak, Sr. Notes, (144a), 10.75%, 9/1/11(p)           50,000            53
 ..............................................................................
Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11(ss)     250,000           267
 ..............................................................................
PNC Funding, Sr. Notes, 5.75%, 8/1/06                    500,000           514
 ..............................................................................
Potlatch, Sr. Sub. Notes, (144a), 10.00%, 7/15/11(p)     100,000           106
 ..............................................................................
PPL Energy Supply, Sr. Notes, (144a), 6.40%, 11/1/11(p)  230,000           223
 ..............................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07(ss)  100,000           106
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Principal Mutual, Capital Notes, (144a), 8.00%, 3/1/44   450,000     $     423
 ..............................................................................
Quebecor Media, Sr. Notes, 11.125%, 7/15/11               50,000            55
 ..............................................................................
Qwest Capital Funding,  Sr. Notes, 7.25%, 2/15/11        355,000           357
 ..............................................................................
Radio One, Sr. Sub. Notes, (144a), 8.875%, 7/1/11(p)     250,000           264
 ..............................................................................
Riverwood International, Sr. Notes, 10.25%, 4/1/06       250,000           259
 ..............................................................................
Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05           90,000            98
 ..............................................................................
Rogers Wireless, Sr. Notes, 9.625%, 5/1/11               225,000           236
 ..............................................................................
Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                  175,000           182
 ..............................................................................
Salem Communications, Sr. Sub. Notes, (144a), 9.00%,
    7/1/11(p)                                            100,000           106
 ..............................................................................
SBC Communications, Sr. Notes, 6.25%, 3/15/11            450,000           465
 ..............................................................................
Schuff Steel, Sr. Notes, 10.50%, 6/1/08(ss)              100,000            90
 ..............................................................................
Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%,
    12/15/07(p)                                           75,000            72
 ..............................................................................
Sempra Energy, Sr. Notes, 6.80%, 7/1/04                  425,000           439
 ..............................................................................
ServiceMaster, Sr. Notes, 7.25%, 3/1/38                  225,000           163
 ..............................................................................
Simon Debartolo, Sr. Notes, 6.875%, 11/15/06             310,000           320
 ..............................................................................
Sinclair Broadcast, Sr. Sub. Notes, 8.75%, 12/15/07(ss)  200,000           198
 ..............................................................................
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                    100,000            80
 ..............................................................................
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06       500,000           506
 ..............................................................................
Smithfield Foods, Sr. Notes, (144a), 8.00%, 10/15/09(p)  175,000           182
 ..............................................................................
Sprint Capital, Sr. Notes, 7.625%, 1/30/11               275,000           292
 ..............................................................................
State Street, Sr. Sub. Notes, 7.65%, 6/15/10             190,000           207
 ..............................................................................
Sun International Hotels, Sr. Sub. Notes, 8.875%,
    8/15/11                                              250,000           240
 ..............................................................................
Sun Media, Sr. Sub. Notes, 9.50%, 2/15/07                150,000           154
 ..............................................................................
TeleCorp PCS, Sr. Sub. Notes, STEP, 0%, 4/15/09          150,000           132
 ..............................................................................
TeleWest Communications, Sr. Disc. Deb., STEP, 11.00%,
    10/1/07                                              250,000           204
 ..............................................................................
Terex (Series B), Sr. Sub. Notes, 10.375%, 4/1/11         75,000            77
 ..............................................................................
Transwestern, Sr. Disc. Notes, STEP, 0%, 11/15/08        100,000            83
 ..............................................................................
TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09 400,000           420
 ..............................................................................
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09         200,000           225
 ..............................................................................
Triad Hospitals (Series B), Sr. Notes, 8.75%, 5/1/09      50,000            55
 ..............................................................................
Triton PCS
    Sr. Sub. Notes
    STEP, 0%, 5/1/08                                     175,000           161
    ..........................................................................
    (144a), 8.75%, 11/15/11(p)                           350,000           358
 ..............................................................................
Tyco, Sr. Notes, 5.80%, 8/1/06                           450,000           458
 ..............................................................................
Union Pacific, Sr. Notes, 6.65%, 1/15/11                 315,000           321
 ..............................................................................
Verizon Global Funding, Sr. Notes, 7.25%, 12/1/10        385,000           417
 ..............................................................................
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09       525,000           601
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Wal-Mart Stores, Sr. Notes, 5.45%, 8/1/06                100,000     $     103
 ..............................................................................
WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11        100,000           103
 ..............................................................................
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07          75,000            78
 ..............................................................................
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05       200,000           202
 ..............................................................................
Weyerhaeuser, Sr. Notes, (144a), 5.95%, 11/1/08(p)       445,000           438
 ..............................................................................
Williams Companies, Sr. Notes, 7.125%, 9/1/11            280,000           284
 ..............................................................................
Williams Scotsman, Sr. Notes, 9.875%, 6/1/07             100,000            99
 ..............................................................................
WorldCom, Sr. Notes, 7.50%, 5/15/11                      300,000           307
 ..............................................................................
Total Corporate Bonds (Cost  $50,029)                                   50,063
                                                                     .........

ASSET-BACKED SECURITIES  2.7%

Chase Manhattan Auto Owner Trust
       3.75%, 5/15/08                                    213,000           210
       .......................................................................
       3.80%, 5/15/08                                    475,000           467
 ..............................................................................
Citibank Credit Card Issuance Trust
       6.90%, 10/17/07                                   800,000           869
       .......................................................................
       7.45%, 9/15/07                                    400,000           426
 ..............................................................................
CIT Equipment Collateral Trust, 6.93%, 7/20/11           600,000           636
 ..............................................................................
CIT RV Trust, 6.09%, 2/15/12                             800,000           819
 ..............................................................................
MBNA Credit Card Trust, 5.75%, 10/15/08                  850,000           884
 ..............................................................................
Nissan Auto Receivables Owner Trust, 5.75%, 6/15/06      600,000           628
 ..............................................................................
Reliant Energy Transitiont Bond, 5.63%, 9/15/15          775,000           762
 ..............................................................................
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07      575,000           607
 ..............................................................................
USAA Auto Owner Trust, 3.20%, 2/15/06                    375,000           373
 ..............................................................................
Total Asset-Backed Securities (Cost  $6,505)                             6,681
                                                                     .........

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES  2.2%

Bankboston Home Equity Loan Trust, 6.35%, 2/25/13        799,626           835
 ..............................................................................
COMM 2000, CMO, 7.494%, 4/15/10                          325,000           352
 ..............................................................................
GSR Mortgage Loan Trust, 4.612%, 11/25/31                825,000           824
 ..............................................................................
JP Morgan Chase Commercial Mortgage Finance, CMO
       6.244%, 4/15/35                                   500,000           514
       .......................................................................
       6.26%, 3/15/33                                    775,000           788
 ..............................................................................
Mellon Residential Funding, 5.945%, 2/25/11              825,000           850
 ..............................................................................
Salomon Brothers Commercial Mortgage Trust, CMO
       6.226%, 12/18/35                                  475,000           490
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
The Money Store Home Equity Trust, 6.575%, 1/15/39       829,168     $     861
 ..............................................................................
Total Non-U.S. Government Mortgage-Backed Securities
    (Cost $5,388)                                                        5,514
                                                                     .........

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  8.9%

Federal Home Loan Mortgage
       5.50%, 4/1/29                                     338,858           327
       .......................................................................
       7.00%, 8/1/31                                      91,069            94
       .......................................................................
    CMO, 6.502%, 11/25/30                                800,000           828
    ..........................................................................
    Federal National Mortgage Assn.
       6.00%, 10/1/13 - 11/1/28                        6,803,396         6,849
       .......................................................................
       7.00%, 12/1/15                                    950,534           988
       .......................................................................
    CMO, 6.50%, 7/25/16 - 3/20/23                      1,060,246         1,092
    ..........................................................................
    TBA
       6.00%, 1/1/31                                   2,025,000         2,050
       .......................................................................
       6.50%, 4/1/29                                   2,550,000         2,569
       .......................................................................
Government National Mortgage Assn.
    I
       6.00%, 5/15/26                                    200,866           200
       .......................................................................
       6.50%, 4/15/26 - 7/15/28                        2,745,537         3,605
       .......................................................................
       7.00%, 3/15/13 - 2/15/27                          888,056           926
       .......................................................................
       7.50%, 9/15/22 - 12/15/25                         370,300           389
       .......................................................................
       8.00%, 1/15/22 - 11/15/24                         175,092           186
       .......................................................................
       8.50%, 9/15/24                                     85,176            92
       .......................................................................
       10.50%, 2/15 - 8/15/13                              3,859             4
       .......................................................................
    II
       7.00%, 2/20 - 7/20/27                             912,459           941
       .......................................................................
       8.00%, 10/20/25                                    47,279            50
       .......................................................................
    CMO, 6.50%, 10/20/26                                 800,000           825
    ..........................................................................
    TBA, 6.00%, 6/20/31                                  234,664           233
    ..........................................................................
Total U.S. Government Mortgage-Backed Securities (Cost  $21,834)        22,248
                                                                     .........

U.S. GOVERNMENT OBLIGATIONS/AGENCIES  14.5%

Federal Home Loan Mortgage
       6.75%, 3/15/31                                    745,000           811
 ..............................................................................
Federal National Mortgage Assn.
       5.75%, 2/15/08                                    210,000           219
 ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
       6.00%, 5/15/11                                  1,690,000     $   1,762
       .......................................................................
       6.25%, 2/1/11                                     445,000           464
       .......................................................................
       7.125%, 1/15/30                                   575,000           653
 ..............................................................................
Tennessee Valley Auth., Sr. Notes, 5.88%, 4/3/06       2,475,000         2,649
 ..............................................................................
U.S. Treasury Bonds
       6.00%, 2/15/26                                    360,000           380
       .......................................................................
       6.25%, 8/15/23 - 5/15/30                          735,000           801
       .......................................................................
       6.75%, 8/15/26(ss)                             10,385,000        12,013
       .......................................................................
       7.50%, 11/15/16(ss)                             1,150,000         1,392
 ..............................................................................
U.S. Treasury Notes
       3.50%, 11/15/06                                   285,000           278
       .......................................................................
       4.25%, 11/15/03(ss)                             6,060,000         6,229
       .......................................................................
       4.625%, 5/15/06(ss)                               315,000           323
       .......................................................................
       5.625%, 5/15/08                                   305,000           325
       .......................................................................
       5.875%, 11/15/04(ss)                            4,745,000         5,070
       .......................................................................
       6.25%, 2/15/07(ss)                              1,000,000         1,096
       .......................................................................
       6.50%, 8/15/05(ss)                              1,785,000         1,956
 ..............................................................................
Total U.S. Government Obligations/Agencies (Cost  $35,064)              36,421
                                                                     .........

SHORT-TERM INVESTMENTS  13.9%

Money Market Funds  13.9%
T. Rowe Price Reserve Investment Fund, 2.70% #        34,867,497        34,867
 ..............................................................................
Total Short-Term Investments (Cost  $34,867)                            34,867
                                                                     .........

Total Investments in Securities
102.0% of Net Assets (Cost $251,684)                                 $ 255,543

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
------------------------------------------------------------------------------

                                                                         Value
------------------------------------------------------------------------------

Futures Contracts

                                                         Contract   Unrealized
                                        Expiration       Value      Gain (Loss)
                                        ----------       -----     -----------

                                                         In thousands
Long, 9 five year U.S. Treasury Note
contracts, $9,000 of U.S. Treasury Notes
pledged as initial margin                    12/01       $   974     $      21

Short, 12 ten year U.S. Treasury Note
contracts, $18,000 of U.S. Treasury Notes
pledged as initial margin                    12/01        (1,299)            6

Net payments (receipts) of variation
margin to date                                                             (26)
                                                                     .........
Variation margin receivable
(payable) on open futures contracts                                                     1

Other Assets Less Liabilities                                                      (4,927)
                                                                                .........

NET ASSETS                                                                      $ 250,617
                                                                                =========


#    Seven-day yield
*    Non-income producing
(ss) All or a portion of this security is on loan at November 30, 2001. - See
     Note 2
(p)  Private Placement
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 3.3% of net assets
ADR  American Depository Receipts
AUD  Australian dollar
CHF  Swiss franc
CMO  Collateralized Mortgage Obligation
DKK  Danish krone
EUR  Euro
GBP  British pound
GDR  Global Depository Receipts
HKD  Hong Kong dollar
JPY  Japanese yen
MTN  Medium-Term Note
MXN  Mexican peso
MYR  Malaysian ringgit
NOK  Norwegian krone
NZD  New Zealand dollar
PTC  Pass-Through Certificate
REIT Real Estate Investment Trust
SEK  Swedish krona
SGD  Singapore dollar
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA  To Be Announced security was purchased on a forward commitment basis
USD  United States dollar


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30 ,2001

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands


  Assets

  Investments in securities, at value (cost $251,684)   $ 255,543
  Securities lending collateral                            36,906
  Other assets                                              3,093
                                                        .........
  Total assets                                            295,542
                                                        .........

  Liabilities

  Obligation to return securities lending collateral       36,906
  Other liabilities                                         8,019
                                                        .........
  Total liabilities                                        44,925
                                                        .........

  NET ASSETS                                            $ 250,617
                                                        =========

  Net Assets Consist of:
  Undistributed net investment income (loss)            $   1,492
  Undistributed net realized gain (loss)                   (1,962)
  Net unrealized gain (loss)                                3,886
  Paid-in-capital applicable to 19,494,757 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the Corporation authorized      247,201
                                                        .........

  NET ASSETS                                            $ 250,617
                                                        =========

  NET ASSET VALUE PER SHARE                             $   12.86
                                                        =========


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                      6 Months
                                                                         Ended
                                                                      11/30/01
  Investment Income (Loss)

  Income
   Interest                                                            $ 4,577
   Dividend                                                                785
   Securities Lending                                                       65
   Other                                                                    16
                                                                       .......
   Total income                                                          5,443
                                                                       .......
  Expenses
   Shareholder servicing                                                   489
   Investment management                                                   485
   Custody and accounting                                                   90
   Prospectus and shareholder reports                                       20
   Registration                                                             13
   Legal and audit                                                           7
   Directors                                                                 5
   Proxy and annual meeting                                                  1
   Miscellaneous                                                             2
                                                                       .......
   Total expenses                                                        1,112
   Expenses paid indirectly                                                 (1)
                                                                       .......
   Net expenses                                                          1,111
                                                                       .......
  Net investment income (loss)                                           4,332
                                                                       .......

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
   Securities                                                             (919)
   Futures                                                                  23
   Foreign currency transactions                                           (26)
                                                                       .......
   Net realized gain (loss)                                               (922)
                                                                       .......
  Change in net unrealized gain (loss)
   Securities                                                           (4,132)
   Futures                                                                  48
   Other assets and liabilities
   denominated in foreign currencies                                         2
                                                                       .......
   Change in net unrealized gain (loss)                                 (4,082)
                                                                       .......
  Net realized and unrealized gain (loss)                               (5,004)
                                                                       .......

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                               $  (672)
                                                                       =======

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 months           Year
                                                          Ended          Ended
                                                       11/30/01        5/31/01
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                        $  4,332       $  9,022
   Net realized gain (loss)                                (922)           781
   Change in net unrealized gain (loss)                  (4,082)         3,349
                                                       .......................
   Increase (decrease) in net assets from operations       (672)        13,152
                                                       .......................
  Distributions to shareholders
   Net investment income                                 (4,560)        (8,818)
   Net realized gain                                          -         (2,717)
                                                       .......................
   Decrease in net assets from distributions             (4,560)       (11,535)
                                                       .......................
  Capital share transactions *
   Shares sold                                           41,944        104,842
   Distributions reinvested                               4,508         11,400
   Shares redeemed                                      (36,747)       (70,600)
                                                       .......................
   Increase (decrease) in net assets from capital
   share transactions                                     9,705         45,642
                                                       .......................

  Net Assets

  Increase (decrease) during period                       4,473         47,259
  Beginning of period                                   246,144        198,885
                                                       .......................

  End of period                                        $250,617       $246,144
                                                       =======================

*Share information

   Shares sold                                            3,285          7,941
   Distributions reinvested                                 360            877
   Shares redeemed                                       (2,879)        (5,392)
                                                       .......................
   Increase (decrease) in shares outstanding                766          3,426

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $15,000 reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended November 30, 2001, the effect of this change was to increase net investment income by $10,000, ($0.001 per share), decrease net realized gain/loss on securities by $11,000, ($0.001 per share) and increase net unrealized gain/loss on securities by $1,000 ($0.000 per share). This change had no effect on the fund's net assets or total return.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

      NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the six months ended November 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2001, the value of loaned securities was $35,220,000; aggregate collateral consisted of $36,906,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $66,858,000 and $62,097,000, respectively, for the six months ended November 30, 2001. Purchases and sales of U.S. government securities aggregated $51,860,000 and $47,879,000, respectively, for the six months ended November 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 2001, the cost of investments for federal income tax purposes was $251,670,000. Net unrealized gain aggregated $3,873,000 at period-end, of which $15,222,000 related to appreciated investments and $11,349,000 to depreciated investments.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $71,000 was payable at November 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $96,000 of management fees were not accrued by the fund for the six months ended November 30, 2001. At November 30, 2001, unaccrued fees in the amount of $10,000 remain subject to reimbursement by the fund through May 31, 2002, and $225,000 through May 31, 2004.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $458,000 for the six months ended November 30, 2001, of which $96,000 was payable at period end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and
      T. Rowe Price Government Reserve Investment Fund (collectively, the
      Reserve

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

      Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2001, totaled $552,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

      BROKERAGE SERVICES *

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


      INVESTMENTINFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


             * T. Rowe Price Brokerage is a division of T. Rowe Price
               Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

      T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES
               .................................................................

               T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               .................................................................

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

      www.troweprice.com

               ACCOUNT INFORMATION
               .................................................................

               Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

               AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

               FINANCIAL TOOLS AND CALCULATORS
               .................................................................

               College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

               Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

               Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

               Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               INVESTMENT TRACKING AND INFORMATION
               .................................................................

               My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

               Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

               Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

               Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
 ..............................
Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
 ..............................
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
 ..............................
Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
 ..............................
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
 ..............................
Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

** Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


                                       T. Rowe Price Investment Services, Inc.
Invest With Confidence[ram logo](R)    100 East Pratt Street
T. Rowe Price                          Baltimore, MD 21202

                                                              C11-058 11/30/01 R